Employee Benefits - Summary of IAS 19 Components of Obligation Expense Recognized (Details) € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€)
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Transfer from SOP 2012-2021	€ 400
Interest cost	6
Current service cost	947
Ending balance	1,353
Stock Grant Plan 2021-2027
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Transfer from SOP 2012-2021	400
Interest cost	6
Current service cost	947
Ending balance	€ 1,353